VIRTUS REAL ESTATE SECURITIES SERIES
Virtus Real Estate Securities Series
Investment Objective
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Real Estate Securities Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees VIRTUS REAL ESTATE SECURITIES SERIES (USD $)	Class A	Class I
Shareholder Fees	none	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses VIRTUS REAL ESTATE SECURITIES SERIES		Class A	Class I
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.27%	0.27%
Total Annual Series Operating Expenses		1.27%	1.02%
Less: Expense Reimbursement	[1]	(0.11%)	(0.11%)
Total Annual Series Operating Expenses After Expense Reimbursement	[1]	1.16%	0.91%
[1]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.16% for Class A Shares and 0.91% for Class I Shares, through April 30, 2016. After April 30, 2016, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS REAL ESTATE SECURITIES SERIES (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	118	392	686	1,524
Class I	93	314	553	1,238

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Series offers exposure to the equity real estate investment trust (REITs) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The Series concentrates its assets in the real estate industry and is non-diversified under Federal securities laws.

Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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  Equity REIT Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the Series’ shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Industry/Sector Concentration Risk.  The risk that the events negatively affecting the real estate industry will cause the value of the Series’ shares to decrease, perhaps significantly. Since the Series concentrates its assets in the real estate industry, the Series is more vulnerable to conditions that negatively affect that industry as compared to a fund that does not so concentrate its holdings.
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  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Non-Diversification Risk.  The risk that the Series will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the Series’ assets.
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  Real Estate Investment Risk.  The risk that the value of the Series’ shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark that reflects the market sectors in which the Series invests (the FTSE NAREIT Equity REITs Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns for Class A Shares
Annual Return (%)

Best Quarter:	3Q/2009:	33.37%	Worst Quarter:	4Q/2008:	-38.56%	Year to date (3/31/15):	4.14%

Average Annual Total Returns (for the periods ended 12/31/14)
Average Annual Total Returns VIRTUS REAL ESTATE SECURITIES SERIES	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A	31.62%	16.92%	9.00%
Class I	Class I	31.98%			10.51%	Apr. 30, 2013
Class I S&P 500® Index (does not reflect fees or expenses)	S&P 500® Index (does not reflect fees or expenses)				18.88%	Apr. 30, 2013
Class I FTSE NAREIT Equity REITs Index (does not reflect fees or expenses)	FTSE NAREIT Equity REITs Index (does not reflect fees or expenses)				9.02%	Apr. 30, 2013
S&P 500® Index (does not reflect fees or expenses)	S&P 500® Index (does not reflect fees or expenses)	13.69%	15.45%	7.67%
FTSE NAREIT Equity REITs Index (does not reflect fees or expenses)	FTSE NAREIT Equity REITs Index (does not reflect fees or expenses)	30.14%	16.88%	8.30%

Class I Shares have been in existence only since April 30, 2013; therefore, limited performance information for Class I Shares is available to include here. However, the returns for Class I Shares for other periods would have been substantially similar to those shown for Class A Shares because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown only for Class A Shares, investment performance for Class I Shares would have been higher than for Class A Shares.
Updated performance information is available at virtus.com or by calling 800-367-5877.